Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000048071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli SRI Fund, Inc. - Class AAA
C000048073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli SRI Fund, Inc. - Class C
Average Annual Return, Percent	6.60%	15.83%	6.21%	7.81%
C000048074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli SRI Fund, Inc. - Class I
C000048072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli SRI Fund, Inc. - Class A
Average Annual Return, Percent	1.40%	10.13%	4.95%	7.44%
Without Sales Load [Member] | C000048071
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%	16.83%	6.20%	8.08%
Without Sales Load [Member] | C000048073
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%	16.83%	6.21%	7.81%
Without Sales Load [Member] | C000048074
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%	16.81%	6.20%	8.18%
Without Sales Load [Member] | C000048072
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	16.85%	6.21%	8.08%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	25.36%	11.06%	13.98%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	25.36%	11.06%	13.98%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	25.36%	11.06%	13.98%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	25.36%	11.06%	13.98%